      As Filed with the Securities and Exchange Commission On May 17, 2001

                                                 File Nos. 33-59692 and 811-7584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 42 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 43 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                 (301) 296-5100
              (Registrant's Telephone Number, Including Area Code)

                              Albert P. Viragh, Jr.
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                              W. John McGuire, Esq.
                           Morgan, Lewis & Bockius LLP
                               1800 M Street, N.W.
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box):
      immediately upon filing pursuant to paragraph (b) of rule 485
-----
      on (date) pursuant to paragraph (b)(1)(v) of rule 485
-----
      60 days after filing pursuant to paragraph (a)(1) of rule 485
-----
      on (date)  pursuant to paragraph (a)(1) of rule 485
-----
  X   75 days after filing pursuant to paragraph (a)(2) of rule 485
-----
      on (date) pursuant to paragraph (a)(2) of rule 485
-----
If appropriate, check the following box:
      This post-effective amendment designates a new effective date for a ----- previously-filed post-effective amendment.

THE RYDEX SERIES FUNDS

C CLASS SHARES



                                            [RYDEX LOGO]

                                                                  AUGUST 1, 2001


                               RYDEX SERIES FUNDS

                                 C CLASS SHARES

                                  PROSPECTUS


BENCHMARK FUNDS

MID-CAP
MID-CAP FEEDER
NOVA FEEDER
OTC FEEDER

SECTOR FUND

REAL ESTATE


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]

2

C CLASS SHARES
RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

1.800.820.0888
301.296.5100

--------------------------------------------------------------------------------

BENCHMARK FUNDS

SECTOR FUND

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex with a number of separate investment portfolios (the "Funds"). This prospectus describes the C Class Shares of four Funds, which are grouped into two categories:

BENCHMARK FUNDS - Mid-Cap Fund, Mid-Cap Feeder Fund, Nova Feeder Fund, and OTC Feeder Fund

SECTOR FUND - Real Estate Fund

C Class Shares of the Funds, are sold primarily through broker-dealers and other financial institutions ("intermediaries") whose clients take part in certain strategic and tactical asset-allocation investment programs or whose investment strategy includes index-based mutual funds. Investors may exchange and redeem shares of the Funds through the Rydex Internet Web site -- www.rydexfunds.com -- and over the phone.

                                                                   PROSPECTUS  3

      TABLE OF CONTENTS
--------------------------------------------------------------------------------

  4   RYDEX BENCHMARK FUNDS

  4   COMMON RISK/RETURN INFORMATION
  5   MID-CAP FUND
  7   MID-CAP FEEDER FUND
  9   NOVA FEEDER FUND
 11   OTC FEEDER FUND

      RYDEX SECTOR FUND

 13   REAL ESTATE FUND

 15   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

 22   INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

 29   SALES CHARGES

 31   RYDEX ACCOUNT POLICIES FOR ALL SHAREHOLDERS

 34   DIVIDENDS AND DISTRIBUTIONS

 34   TAX INFORMATION

 36   MANAGEMENT OF THE FUNDS

      FINANCIAL HIGHLIGHTS

 38   BENCHMARK INFORMATION

 BC   ADDITIONAL INFORMATION

4

RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

MID-CAP FUND
MID-CAP FEEDER FUND
NOVA FEEDER FUND
OTC FEEDER FUND

COMMON RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

                                                                   PROSPECTUS  5

MID-CAP FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index-TM-. The investment objective of the fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of the its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the S&P MidCap 400 Index-TM- and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the its benchmark.

MID-CAP RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

6

MID-CAP FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Mid-Cap Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Mid-Cap Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)............................................    1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES**...........................................     .60%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Mid-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

MID-CAP FUND                       1 YEAR    3 YEARS
------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $363       $806

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $263       $806

                                                                   PROSPECTUS  7

MID-CAP FEEDER FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Feeder Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index-TM-. The investment objective of the fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the its benchmark is increasing. When the value of the its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Mid-Cap Master Fund, a separate series of the Trust with an identical investment objective.

The Mid-Cap Master Fund invests principally in securities of companies included on the S&P MidCap 400 Index-TM- and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Mid-Cap Master Fund to meet its objective by increasing the Mid-Cap Master Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Mid-Cap Master Fund's investment advisor will attempt to consistently apply leverage to increase the Mid-Cap Master Fund's exposure to 150% of the its benchmark. The Mid-Cap Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Mid-Cap Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Master Fund is subject to a number of other risks that will affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the its benchmark.

MID-CAP RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

8

MID-CAP FEEDER FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Mid-Cap Feeder Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Mid-Cap Feeder Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)............................................    1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)**
   MANAGEMENT FEES............................................     .90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES***..........................................     .60%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE MID-CAP MASTER FUND.

*** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Mid-Cap Feeder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

MID-CAP FEEDER FUND               1 YEAR    3 YEARS
----------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $363       $806

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $263       $806

                                                                   PROSPECTUS  9

NOVA FEEDER FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Feeder Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index-TM- (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Nova Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents. The Nova Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Nova Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

10

NOVA FEEDER FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[CHART]

           1994         -4.77
           1995         50.42
           1996         27.29
           1997         42.34
           1998         35.13
           1999         24.00

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -4.35%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.87% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                              24.00%                  19.53%
PAST FIVE YEARS                            36.49%                  26.18%
SINCE INCEPTION (07/12/93)                 26.80%                  20.10%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Nova Feeder Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)............................................    1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)**
    MANAGEMENT FEES...........................................     .75%
    DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES........    1.00%
    OTHER EXPENSES............................................     .43%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.18%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE NOVA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Nova Feeder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

NOVA FEEDER FUND                     1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:                    $329       $705      $1,208    $2,589

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:             $229       $705      $1,208    $2,589

                                                                  PROSPECTUS  11

OTC FEEDER FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The OTC Feeder Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM-.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY
The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the OTC Master Fund, a separate series of the Trust with an identical investment objective.

The OTC Master Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The OTC Master Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the OTC Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the OTC Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

12

OTC FEEDER FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1995         44.24
           1996         43.46
           1997         21.85
           1998         86.48
           1999        100.65

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 0.91%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.00% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -9.67% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                               INVESTOR CLASS SHARES    NASDAQ 100 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                            100.65%                101.95%
PAST FIVE YEARS                           56.65%                 55.77%
SINCE INCEPTION (02/14/94)                45.78%                 45.73%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the OTC Feeder Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF
ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)............................................    1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)**
   MANAGEMENT FEES............................................     .75%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES.........    1.00%
   OTHER EXPENSES.............................................     .40%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.15%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

**THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE OTC MASTER FUND.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the OTC Feeder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

OTC FEEDER FUND                   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $326       $696      $1,192    $2,557

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $226       $696      $1,192    $2,557

                                                                  PROSPECTUS 13

REAL ESTATE FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which includes REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

The Real Estate Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

14

REAL ESTATE FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Real Estate Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Real Estate Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS).................................................  1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES.................................................   .85%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES..............  1.00%
   OTHER EXPENSES**................................................   .75%
TOTAL ANNUAL FUND OPERATING EXPENSES...............................  2.60%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

REAL ESTATE FUND        1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:          $373           $838           $1,413        $2,996

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:      $273           $838           $1,413        $2,996

                                                                  PROSPECTUS 15

MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Nova Feeder and OTC Feeder Funds' objective is to provide investment results that MATCH the performance of a specific benchmark on a daily basis. The Mid-Cap and Mid-Cap Feeder Funds' objective is to provide investment results that CORRELATE to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                    BENCHMARK
--------------------------------------------------------------------------------


Mid-Cap Fund            S&P MidCap 400 Index-TM-

Mid-Cap Feeder          S&P MidCap 400 Index-TM-

Nova Feeder Fund        150% of the performance of the S&P 500 Index-TM-

OTC Feeder              100% of the performance of the NASDAQ 100 Index-TM-

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P MIDCAP 400 INDEX-TM-. The S&P MidCap 400 Index-TM- is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation.

THE S&P 500 INDEX-TM-. The S&P 500 Index-TM- is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation (S&P) on a statistical basis.

THE NASDAQ 100 INDEX-TM-. The NASDAQ 100 Index-TM- is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System ("NASDAQ").

16

--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Global Advisors (the "Advisor") develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sectors in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Mid-Cap, Mid-Cap Feeder, and Nova Feeder Funds are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

SECTOR FUND. In managing the Sector Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market.

                                                                   PROSPECTUS 17

--------------------------------------------------------------------------------

Because appropriate published indices are not available for the Sector Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for the sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Fund to ensure that the Fund remains a valid representative of its sector.

MASTER-FEEDER INVESTMENT STRUCTURE

As discussed in their respective "Fund Information" sections, the Mid-Cap Feeder, Nova Feeder, and OTC Feeder Funds pursue their respective investment objectives INDIRECTLY by investing through what is sometimes referred to as a "master-feeder arrangement." The predecessor Nova Fund was reorganized into this master-feeder structure on July 31, 2001. As a result of the reorganization, the predecessor Nova Fund sold all of its assets and liabilities to the Nova Master Fund in exchange for shares of the new Nova Feeder Fund. The Mid-Cap and OTC Funds, as do all Rydex Funds, reserves the right to reorganize into a master-feeder structure, at any time, without the need for shareholder approval, if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders.

Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Mid-Cap Feeder Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, the Advisor has adjusted its fees in order to avoid any "layering" of fees, e.g., each Fund's Total Annual Operating Expenses have not increased as a result of investing through a master-feeder arrangement. In addition, the Advisor may choose to discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.

18

--------------------------------------------------------------------------------

The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC FEEDER AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Feeder Fund's benchmark -the NASDAQ 100 Index-TM- - is concentrated in technology companies. The Sector Fund invests in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within that sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

SWAP COUNTERPARTY CREDIT RISK (MID-CAP AND MID-CAP FEEDER FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

  FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

  OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on

20

--------------------------------------------------------------------------------

  the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

  The risks associated with the Funds' use of futures and options contracts include:

  - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

  - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

  - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

  - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (MID-CAP, MID-CAP FEEDER, OTC FEEDER, AND SECTOR FUNDS) - The normal close of trading of securities listed on the NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

                                                                   PROSPECTUS 21

--------------------------------------------------------------------------------

MID-CAP ISSUER RISK (MID-CAP AND MID-CAP FEEDER FUNDS) - Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

22

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

The C Class Shares are intended for persons purchasing shares through broker-dealers, banks, insurance companies, investment advisers and other financial intermediaries that provide various administrative, shareholder and distribution services.

OPENING A NEW ACCOUNT

In order to open a new account, you will need to complete and sign an account application. To obtain an application, either call Rydex at (800) 820-0888 or
(301) 296-5103 or simply download an application directly from the Rydex Web site -- www.rydexfunds.com. Be sure to complete the application that corresponds to the type of account you are opening.

MINIMUM INVESTMENT AMOUNT

The minimum initial investment to open a C Class Shares account directly at Rydex is:

- $1,000 for all IRA, Roth IRA and other retirement accounts

- $2,500 for all other accounts

The minimum requirement is an account minimum and may be split among the Rydex Funds in any manner you choose. Rydex, at its discretion, may accept lesser amounts in certain circumstances.

CHOOSING THE CORRECT ACCOUNT APPLICATION

There are five different account applications available depending on the type of account you would like to open. Please refer to the table below to determine which account application you should complete.


REGULAR ACCOUNTS                            RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------

ACCOUNT APPLICATION                         IRA ACCOUNT APPLICATION
  Individual                                 Regular IRA
  Joint                                      Rollover IRA
  Gift or Transfer to Minor (UGMA/UTMA)      SEP IRA
  Trust
  Trustee/Custodial                         ROTH IRA APPLICATION
  Corporation                                Roth IRA
  Partnership                                Roth Conversion IRA
  Self-Directed Retirement Plans
                                            403(B) APPLICATION
                                             403(B)

                                            QUALIFIED RETIREMENT
                                            PLAN APPLICATION
                                             Money Purchase Plan
                                             Profit Sharing Plan

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR ACCOUNT APPLICATION

- Be sure to provide the social security number or tax ID number for the account to avoid a delay in processing.

- Attach the title and signature page of Trust documents when establishing a Trust account.

- When establishing an account for a Corporation, Partnership or Self-Directed Retirement Plan, please circle the correct account type to ensure proper tax reporting.

- BE SURE TO SIGN THE APPLICATION.

SPECIAL INSTRUCTIONS FOR OPENING IRA ACCOUNTS

Due to our account minimums, you will not be able to establish a new IRA account directly with Rydex. To move your existing IRA account to Rydex, you must transfer an existing IRA (or multiple IRAs, if necessary) to meet our minimum requirements. You may do so by requesting a direct rollover, trustee-to-trustee transfer or a 60-day rollover. AN IRA ACCOUNT APPLICATION MUST ACCOMPANY YOUR INITIAL CHECK OR THE INITIAL ROLLOVER/TRANSFER PAPERWORK DISCUSSED BELOW.

DIRECT ROLLOVER: Converting a Qualified Retirement or Pension Plan to an IRA account

- Complete the IRA DIRECT ROLLOVER REQUEST FORM.

TRUSTEE-TO-TRUSTEE TRANSFER: Transferring an IRA account directly from your current custodian to Rydex

- Complete the IRA TRANSFER REQUEST FORM.

60-DAY ROLLOVER: Transferring an IRA account from one custodian to another without completing the receiving firm's transfer paperwork

- Request a redemption check from your current IRA custodian and send a check for the entire amount to Rydex within 60 days to avoid tax consequences.

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR IRA ACCOUNT APPLICATION IRA ACCOUNT APPLICATION

- Circle the type of IRA account you are opening.
  REGULAR IRA: A traditional IRA account-transferring assets from an existing
  IRA
  ROLLOVER IRA: An IRA that was previously rolled into an IRA from another type of qualified plan (403b, 401k, etc.)
  SEP IRA: A Simplified Employee Pension Plan for self-employed individuals

- If you are transferring assets directly from another custodian, indicate the estimated dollar amount (to the nearest thousand) of the IRA account you are transferring.

- When selecting a Rydex Fund(s) for your initial deposit, specify the dollar amount or percentage next to the Rydex Fund(s) that you would like to invest in.

- BE SURE TO SIGN THE APPLICATION.

24

--------------------------------------------------------------------------------

IRA DIRECT ROLLOVER AND IRA TRANSFER REQUEST FORMS

- Include all account numbers that are to be transferred to Rydex.

- Provide a telephone number for your current custodian.

- Indicate whether you would like a complete or partial transfer.

- If you are transferring shares of a Rydex Fund in-kind from your current custodian, please indicate the Rydex Fund name or symbol that you are transferring.

- Call your current custodian to determine if they require a signature guarantee.

SIGNATURE GUARANTEES HELP TO PROTECT YOUR ACCOUNT AGAINST FRAUD. YOU CAN OBTAIN A SIGNATURE GUARANTEE AT MOST BANKS AND BROKERAGES HOUSES.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

BUYING FUND SHARES
--------------------------------------------------------------------------------

Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). You may buy shares by any of the methods described below:

THROUGH AN INTERMEDIARY

You may open an account through an intermediary, who is then responsible for submitting your completed account application to Rydex.

BY MAIL

INITIAL PURCHASE

Complete the account application that corresponds to the type of account you are opening.

- Make sure to indicate your initial investment selection.

- Make sure your investment meets the Minimum Investment Requirement.

Make your check payable to RYDEX SERIES FUNDS.

- Indicate the name of the fund you would like to purchase on your check.
  IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

SUBSEQUENT PURCHASES

Complete the "deposit ticket" included on your confirmation statement or send a letter of instruction that includes your name, shareholder account number and the Fund designation for your investment.

- There are no minimum requirements for subsequent purchases.

Make your check payable to RYDEX SERIES FUNDS.

                                                                  PROSPECTUS 25

--------------------------------------------------------------------------------

- Indicate the name of the fund you would like to purchase on your check.

  IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

Mail your application (for initial purchases) or your deposit ticket or other instructions (for subsequent purchases) and check to:

                                   Rydex Funds
                                 C Class Shares
                                 Attn: Ops. Dept
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850

BY WIRE

Obtain an account number by completing the account application that corresponds to the type of account you are opening and faxing or mailing it to Rydex. Rydex's fax number is (301) 296-5103. Then wire funds using the instructions below.

- Make sure your investment meets the Minimum Investment Requirement.

- There are no minimum requirements for subsequent purchases.

To obtain "same-day credit" (to get that Business Day's share price) for your purchase, you MUST call Rydex at (800) 820-0888 and provide the following information PRIOR to the purchase cut-off time of the Fund you are purchasing:

- Account Number

- Fund Name

- Amount of Wire

- Fed Wire Reference Number (initial purchase only)

You will receive a confirmation number to verify that your purchase order has been accepted.

IF YOU DO NOT CALL RYDEX TO NOTIFY US OF THE INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.

WIRE INSTRUCTIONS

Firstar Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Series Funds C Class Shares
Account Number: 48038-9030
[Your Name]
[Your shareholder account number & Fund choice]

26

--------------------------------------------------------------------------------

- IF YOU DO NOT CHOOSE A SPECIFIC RYDEX FUND IN YOUR WIRE INSTRUCTIONS, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

- IF YOUR PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE FUND INCURS.

GENERAL INFORMATION ABOUT BUYING SHARES

Initial applications and investments, as well as subsequent investments, in the Funds must be received by the Funds' transfer agent, on any Business Day, before the cutoff times (shown below) to be processed at that Business Day's NAV. The cutoff times allow the Funds' transfer agent to ensure that your order request contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                   CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
SECTOR FUND                            3:30 p.m.*
BENCHMARK FUNDS                        3:45 p.m.

*FOR INTERNET TRANSACTIONS IN THE SECTOR FUND, THE CUT-OFF TIME IS 3:45 P.M. SEE ELECTRONIC (WEB) TRANSACTIONS.

You may also make investments in the Funds through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions and may have earlier cutoff times for purchases. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

                                                                  PROSPECTUS 27

SELLING FUND SHARES
--------------------------------------------------------------------------------

Shares of the Rydex Funds are redeemed continuously. Investors may sell their shares back to the Funds, subject to any applicable CDSC, on any Business Day by any of the methods described below:

HOW TO REDEEM BY LETTER

Send a letter of instruction that includes:

- Your name

- Your account number

- The Fund name

- The dollar amount or number of shares you would like to sell

- Method of payment (Check or Wire)

- Signature of account owner(s)

INDICATE WHETHER OR NOT YOU WOULD LIKE TAXES WITHHELD FROM YOUR DISTRIBUTION (RETIREMENT ACCOUNTS ONLY).

You may send a redemption request by:

- Mail                                  - Fax
  Rydex Series Funds C Class Shares       (301) 296-5103
  Attn: Ops. Dept
  9601 Blackwell Road, Suite 500
  Rockville, MD 20850

HOW TO REDEEM BY PHONE

- Call Rydex at (800) 820-0888 or (301) 296-5100 prior to the above specified cut-off times. Rydex is open on each Business Day from 8:30 a.m. to 5:30 p.m., Eastern Time.

- Give the representative the following information:

- Your name

- Your account number

- The Fund name

- The dollar amount or number of shares you would like to sell

- Method of payment (check or wire)

THE REPRESENTATIVE WILL PROVIDE YOU A CONFIRMATION NUMBER FOR YOUR REDEMPTION. PLEASE RETAIN IT FOR YOUR RECORDS.

28

--------------------------------------------------------------------------------

THINGS TO KNOW

- You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption request.

- Redemptions from tax-qualified retirement plans may have adverse tax consequences. You should consult your tax advisor before redeeming shares from your tax-qualified account. All redemptions from IRA, Roth IRA and 403(b) Accounts must be in writing.

- A redemption may not reduce your total account balance below the minimum account requirement.

- All redemptions will be mailed to the address of record or wired to the account of record.

- If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, the redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

- You may request overnight mail service for an additional fee. If your address of record is a P.O. Box, overnight mail service is not allowed.

- If you send a redemption request by fax, you should call Rydex at (800) 820-0888 to verify that your fax was received.

- REDEMPTION REQUESTS MAY ONLY BE MADE BY THE REGISTERED OWNER OR BY AN INDIVIDUAL WHO HAS BEEN GIVEN WRITTEN AUTHORIZATION (BY THE OWNER) TO TRADE THE ACCOUNT.

- Your redemption proceeds, less any applicable CDSC, normally will be sent within five Business Days of the transfer agent receiving your request.

FOR INVESTMENTS MADE BY CHECK (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

                                                                  PROSPECTUS 29

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
ABOUT SELLING SHARES

ELECTRONIC (WEB) TRANSACTIONS

Rydex may allow you to redeem shares by Internet by following the procedures set forth on the Rydex Web site -- www.rydexfunds.com. You should follow the procedures described on the Rydex Web site for all redemptions made by Internet.

REDEEMING SHARES THROUGH AN INTERMEDIARY

If you hold shares through an intermediary, you must follow your intermediary's rules for redemptions. Each intermediary has its own rules about share transactions and may have earlier cutoff times than those listed in this Prospectus. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. For more information about how to redeem shares through an intermediary, you should contact that intermediary directly.

SUSPENSION OF REDEMPTIONS

With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

SALES CHARGES
--------------------------------------------------------------------------------

You can buy C Class Shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the Funds. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission equal to 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF THE CDSC

The CDSC will be waived for the redemption of C Class Shares:

- purchased through a financial intermediary that has entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase;

- purchased by reinvesting dividends;

- following the death or disability of a shareholder;

30

--------------------------------------------------------------------------------

- that, in the aggregate, do not exceed 10% of the initial value of each purchase into the account; and

- resulting from the Trust's right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

The Funds have adopted a Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. Rydex Distributors, Inc. (the "Distributor") retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. Because the Fund pays these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of C Class Shares of any Rydex Fund for C Class Shares of any other Rydex Fund, on the basis of the respective net asset values of the shares involved.

To exchange your shares, you need to provide the following information to the transfer agent by telephone, fax or mail:

- Account name.

- Account number (or your taxpayer identification number).

- Names of the Rydex Funds involved in the exchange transaction.

- Exchange amount in dollars, shares, or the percentage moving from one Fund to another.

ADDITIONAL INFORMATION ABOUT EXCHANGES

- Rydex offers unlimited trading. You may make exchanges every Business Day if you wish.

- The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

                                                                  PROSPECTUS 31


--------------------------------------------------------------------------------

- Exchange requests are processed at the NAV next determined after their receipt by the Funds. Exchange requests received by the transfer agent before the cut off times specified below will be processed and communicated to the Funds in time for that Business Day's determination of NAV.

- The exchange privilege may be modified or discontinued at any time.

- You may also exchange shares of the U.S. Government Money Market Fund for any of the Rydex Dynamic Funds, which are separate mutual funds offered through a separate prospectus. If you are contemplating an exchange for shares of the Rydex Dynamic Funds or any other Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Fund before making the exchange.

- You may obtain a prospectus for any Rydex Fund not described in this Prospectus from the Rydex Web site -- www.rydexfunds.com -- or by calling
  (800) 820-0888 or (301) 296-5100.

- The Funds may allow shareholders to exchange shares electronically using the Rydex Web site. You should follow the procedures described on the Rydex Web site for all electronic exchanges. By using this option, you can transmit your exchange requests directly to the Funds' transfer agent. You should review the instructions on the Rydex Web site for more information regarding procedures for and availability of electronic exchanges.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------
FOR ALL SHAREHOLDERS

NAV DETERMINATION

The price at which you buy (and sell) shares is the net asset value. NAV is calculated by:

- Taking the current market value of a Fund's total assets

- Subtracting the liabilities

- Dividing that amount by the total number of shares owned by shareholders.

For the Funds, NAV is calculated each Business Day as of the regularly-scheduled close of normal trading of the NYSE (normally, 4:00 p.m., Eastern Time).

32

--------------------------------------------------------------------------------

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier.

EARLY FUND CUT-OFF TIMES

On any day that the NAV is calculated earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which purchase and redemption orders must be received.

ADDITIONAL RIGHTS RESERVED BY THE TRUST

In addition to any rights that the Trust has reserved elsewhere in this Prospectus, Rydex reserves the right to do any of the following at any time, with or without prior notice to you:

- Modify minimum account requirements.

- Reject or refuse, in whole or in part, any purchase order for Fund shares.

- Modify or discontinue the exchange privilege.

- Add or change fees charged for special services.

LOW BALANCE ACCOUNTS

Due to the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call (800) 820-0888 or (301) 296-5100. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

                                                                  PROSPECTUS  33

--------------------------------------------------------------------------------

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange or redemption requests by Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet or telephone by calling (800) 820-0888 or (301) 296-5100, you may want to try to reach the Trust by other means.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. The transfer agent may allow you to choose to receive your confirmation either by mail or electronically.

ELECTRONIC COMMUNICATIONS

You may consent to receive all communications (such as trade confirmations, prospectuses and shareholder reports, etc.) from the Funds through the Rydex Web site or other electronic means. If you consent to receive electronic communications from Rydex, you may print a copy for your records. Shareholders who consent to receive communications electronically must:

- Have and maintain access to the Rydex Web site.

- Provide Rydex with a valid and current e-mail address.

- Notify Rydex immediately if they no longer have access, change their e-mail address or wish to revoke consent.

You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. For more information follow the instructions on the Rydex Web site.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

- $15 for wire transfers of redemption proceeds under $5,000.

- $50 on purchase checks returned for insufficient or uncollectible funds.

34

--------------------------------------------------------------------------------

- $25 to stop payment of a redemption check within 10 Business Days of the settlement date.

- $15 for standard overnight packages (fee may be higher for special delivery options).

- $25 for bounced draft checks or ACH transactions.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

                                                                  PROSPECTUS 35

--------------------------------------------------------------------------------

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

- Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds may be subject to state and local taxes. You should verify your tax liability with your tax advisor.

TAX CONSIDERATIONS RELATED TO THE REAL ESTATE FUND

It is possible that a significant portion of the dividends paid by REAL ESTATEs may represent a "return of capital." Consequently, a portion of the Real Estate Fund's distributions may also represent a return of capital. Return of capital distributions is not taxable to you, but you must deduct them from the cost of basis of your investment in the Fund. Returns of capital are listed as "nontaxable distributions" on Form 1099-DIV.

It is possible that one or more of the Fund's REAL ESTATE investments may not indicate what portion of their dividends represent return of capital in time for the Fund to meet its January 31 deadline for sending 1099-DIV forms to investors. In this event, to ensure that you receive accurate and complete tax information, we will send your 1099-DIV for the Fund in February (subject to IRS approval).

36

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Global Advisors, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day- to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds (or their respective master fund) paid the Advisor a fee at an annualized rate for the fiscal year period ended March 31, 2000, based on the average daily net assets for each Fund, as set forth below:

FUND                                                              ADVISORY FEE
--------------------------------------------------------------------------------

MID-CAP AND MID-CAP FEEDER*                                           .90%
NOVA FEEDER                                                           .75%
OTC FEEDER                                                            .75%
REAL ESTATE*                                                          .85%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

* THE MID-CAP, MID-CAP FEEDER, AND REAL ESTATE FUNDS HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2001. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

                                                                  PROSPECTUS  37

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
FUND                    MANAGER            BIOGRAPHY
--------------------------------------------------------------------------------

OTC FEEDER            Mike Byrum, CFA   Part of the original Rydex investment
                                        team when the Advisor was founded in
                                        1993. He was named Vice President in
                                        1998. Prior to joining Rydex he was
                                        associated in a brokerage capacity with
                                        Money Management Associates, the
                                        investment advisor to the Rushmore
                                        Funds.

MID-CAP               Team Managed      Each of these Funds is managed by a
MID-CAP FEEDER                          team of investment professionals and
NOVA FEEDER                             no one person is responsible for
                                        making investment decisions for a
                                        Fund.

REAL ESTATE           Team Managed      The Real Estate Fund is managed by a
                                        team of investment professionals and
                                        no one person is responsible for making
                                        investment decisions for the Fund. Dan
                                        Gillespie has group leadership over
                                        the 18 Rydex Sector Funds management
                                        teams. Dan joined Rydex in 1997 and
                                        was named Senior Portfolio Manager in
                                        1998. Prior to joining Rydex, he was
                                        a portfolio manager at GIT Investment
                                        Funds in Arlington, Virginia from
                                        July 1994 to January 1997 and at
                                        Rushmore Funds in Bethesda, Maryland
                                        from February 1991 to July 1994.

                                                                  PROSPECTUS 38


                              BENCHMARK INFORMATION

S&P AND NASDAQ DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE MID-CAP, MID-CAP FEEDER, NOVA FEEDER, OR OTC FEEDER FUNDS (THE "FUNDS") AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING:

- THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

- THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

- THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

- THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

- THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

BC

-----------------------------------------------------------------------------

Additional information about the Funds is included in the SAI dated August 1, 2001, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling (800) 820-0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Fund's SEC registration number is 811-7584.

THE RYDEX SERIES FUNDS




                                            [RYDEX LOGO]

                                                                  AUGUST 1, 2001


                               RYDEX SERIES FUNDS

                                  PROSPECTUS


MID-CAP MASTER FUND
NOVA MASTER FUND
OTC MASTER FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]

2

RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

1.800.820.0888
301.296.5100

--------------------------------------------------------------------------------



Rydex Series Funds (the "Trust") is a mutual fund complex with a number of separate investment portfolios (the "Funds"). This prospectus describes the Mid-Cap Master Fund, Nova Master Fund, and OTC Master Fund (each a "Fund" and collectively the "Benchmark Funds"). Shares of the Funds are available solely through "master-feeder arrangements" with feeder funds of the Trust.

                                                                   PROSPECTUS  3

      TABLE OF CONTENTS
--------------------------------------------------------------------------------

  4   RYDEX BENCHMARK FUNDS

  4   COMMON RISK/RETURN INFORMATION
  5   MID-CAP MASTER FUND
  7   NOVA MASTER FUND
  9   OTC MASTER FUND

 11   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

 16   PURCHASING AND REDEEMING SHARES

 16   NET ASSET VALUE

 16   DIVIDENDS AND DISTRIBUTIONS

 16   TAX INFORMATION

 18   MANAGEMENT OF THE FUNDS

 20   BENCHMARK INFORMATION

 BC   ADDITIONAL INFORMATION

4

RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

MID-CAP MASTER FUND
NOVA MASTER FUND
OTC MASTER FUND

COMMON RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

                                                                   PROSPECTUS  5

MID-CAP MASTER FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Master Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index-TM-. The investment objective of the fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the its benchmark is increasing. When the value of the its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the S&P MidCap 400 Index-TM- and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Master Fund is subject to a number of other risks that will affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the its benchmark.

MID-CAP RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

6

MID-CAP MASTER FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Mid-Cap Master Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Master Fund.

SHAREHOLDER FEES                                                   None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    None
   OTHER EXPENSES*............................................     .10%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    1.00%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the the Mid-Cap Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

MID-CAP MASTER FUND               1 YEAR    3 YEARS
------------------------------------------------------
                                  $105      $328

                                                                   PROSPECTUS  7

NOVA MASTER FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Master Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index-TM- (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the "underlying index". When the value of the "underlying index" declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the "underlying index" goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Nova Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

8

NOVA MASTER FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[CHART]

           1994         -4.77
           1995         50.42
           1996         27.29
           1997         42.34
           1998         35.13
           1999         24.00

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -4.35%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.87% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                              24.00%                  19.53%
PAST FIVE YEARS                            36.49%                  26.18%
SINCE INCEPTION (07/12/93)                 26.80%                  20.10%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Nova Master Fund.

SHAREHOLDER FEES                                                   None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES...........................................     .75%
    DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES........    None
    OTHER EXPENSES*...........................................     .05%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    0.80%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Nova Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

NOVA MASTER FUND                     1 YEAR    3 YEARS
---------------------------------------------------------
                                     $89       $279

                                                                  PROSPECTUS   9

OTC MASTER FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The OTC Master Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM-.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the OTC Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the OTC Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

10

OTC MASTER FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1995         44.24
           1996         43.46
           1997         21.85
           1998         86.48
           1999        100.65

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 0.91%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.00% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -9.67% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                               INVESTOR CLASS SHARES    NASDAQ 100 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                            100.65%                101.95%
PAST FIVE YEARS                           56.65%                 55.77%
SINCE INCEPTION (02/14/94)                45.78%                 45.73%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the OTC Master Fund.

SHAREHOLDER FEES..............................................     NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .75%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES.........     NONE
   OTHER EXPENSES.............................................     .04%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    0.79%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the OTC Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

OTC MASTER FUND                   1 YEAR    3 YEARS
------------------------------------------------------
                                  $83        $259

                                                                  PROSPECTUS  11

MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Nova Master Fund's and OTC Master Fund's objective is to provide investment results that MATCH the performance of a specific benchmark on a daily basis. The Mid-Cap Master Fund's objective is to provide investment results that CORRELATE to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                    BENCHMARK
--------------------------------------------------------------------------------

Mid-Cap Master Fund     S&P MidCap 400 Index-TM-
Nova Master Fund        150% of the performance of the S&P 500 Index-TM-
OTC Master Fund         100% of the performance of the NASDAQ 100 Index-TM-

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P MIDCAP 400 INDEX-TM-. The S&P MidCap 400 Index-TM- is a modified capitalization-weighted index composed of 400 mid-cap stocks chosen by S&P for market size, liquidity, and industry group representation.

THE S&P 500 INDEX-TM-. The S&P 500 Index-TM- is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation (S&P) on a statistical basis.

THE NASDAQ100 INDEX-TM-. The NASDAQ 100 Index-TM- is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System ("NASDAQ")

12

--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Global Advisors (the "Advisor") develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Mid-Cap Master and Nova Master Funds are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.

The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC MASTER FUND) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Master Fund's benchmark - the NASDAQ 100 Index-TM- - is concentrated in technology companies.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

SWAP COUNTERPARTY CREDIT RISK (MID-CAP MASTER FUND) - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

  FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

  OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on

14

--------------------------------------------------------------------------------

  the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

  The risks associated with the Funds' use of futures and options contracts include:

  - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

  - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

  - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

  - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (MID-CAP MASTER AND OTC MASTER FUNDS) - The normal close of trading of securities listed on the NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------

MID-CAP ISSUER RISK (MID-CAP MASTER FUND) - Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

16

PURCHASING AND REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Securities and Exchange Commission ("SEC"), the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by feeder funds of the Trust. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. A feeder fund purchases and redeems shares of each Fund based on, among other things, the amount of its net purchases or redemptions at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. The Trust may suspend redemptions, if permitted by the Investment Company Act of 1940 (the "1940 Act"), for any period during which the NYSE, NASDAQ, CME, the Chicago Board Options Exchange ("CBOE") or the Chicago Board of Trade ("CBOT"), as appropriate, is closed or during which trading is restricted by the SEC, or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's investors.

NET ASSET VALUE

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. NAV is calculated by (1) taking the current market value of a Fund's total assets,
(2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern
Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Fund's SAI.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Income dividends, if any, are paid to the feeder funds at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

                                                                   PROSPECTUS 17

--------------------------------------------------------------------------------

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

- Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds may be subject to state and local taxes. You should verify your tax liability with your tax advisor.

18

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Global Advisors, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day- to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds (or their respective master fund) pay the Advisor a fee at an annualized rate for the fiscal year based on the average daily net assets for each Fund, as set forth below:

FUND                                                              ADVISORY FEE
--------------------------------------------------------------------------------
MID-CAP MASTER                                                        .90%
NOVA MASTER                                                           .75%
OTC MASTER                                                            .75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
FUND                    MANAGER            BIOGRAPHY
--------------------------------------------------------------------------------
OTC MASTER              Mike Byrum, CFA    Part of the original Rydex investment
                                           team when the Advisor was founded in
                                           1993. He was named Vice President in
                                           1998. Prior to joining Rydex he was
                                           associated in a brokerage capacity
                                           with Money Management Associates,
                                           the investment advisor to the
                                           Rushmore Funds.

MID-CAP MASTER          Team Managed       Each of these Funds is managed by a
NOVA MASTER                                team of investment professionals and
                                           no one person is responsible for
                                           making investment decisions for a
                                           Fund.

20

                              BENCHMARK INFORMATION

S&P AND NASDAQ DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE MID-CAP MASTER, NOVA MASTER, OR OTC MASTER FUNDS (THE "FUNDS") AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING:

- THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

- THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

- THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

- THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

- THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

BC

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Additional information about the Funds is included in the SAI dated August 1,
2001, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling (800) 820-0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Fund's SEC registration number is 811-7584.

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850

                           1-800-820-0888 301-296-5100
                               WWW.RYDEXFUNDS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):


                                  MID-CAP FUND
                               MID-CAP FEEDER FUND
                               MID-CAP MASTER FUND
                                NOVA FEEDER FUND
                                NOVA MASTER FUND
                                 OTC FEEDER FUND
                                 OTC MASTER FUND
                                REAL ESTATE FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust's Prospectuses for the Master Funds and C Class Shares, dated August 1, 2001. Copies of the Trust's Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above.

                     The date of this SAI is August 1, 2001.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION ABOUT THE TRUST............................................1

ADDITIONAL INFORMATION ABOUT THE SECTOR FUND...................................1

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS...............................1

INVESTMENT RESTRICTIONS.......................................................11

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................14

MANAGEMENT OF THE TRUST.......................................................15

DETERMINATION OF NET ASSET VALUE..............................................20

PERFORMANCE INFORMATION.......................................................21

CALCULATION OF RETURN QUOTATIONS..............................................22

PURCHASE AND REDEMPTION OF SHARES.............................................22

DIVIDENDS, DISTRIBUTIONS, AND TAXES...........................................23

OTHER INFORMATION.............................................................26

COUNSEL.......................................................................27

AUDITORS AND CUSTODIAN........................................................27


                                      -i-
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GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Currently, the Trust has thirty-two separate Funds. This SAI relates to shares of the following series:
Mid-Cap, Mid-Cap Feeder, Mid-Cap Master, Nova Feeder, Nova Master, OTC Feeder, and OTC Master Funds (collectively, the "Benchmark Funds"); and Real Estate Fund (the "Sector Fund"). The Mid-Cap Master, Nova Master, and OTC Master Funds (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Mid-Cap Feeder, Nova Feeder, and OTC Feeder Funds (together, the "Feeder Funds"), respectively. The Mid-Cap Feeder, Mid-Cap Master, OTC Feeder, and OTC Master Funds are not currently offering shares and will only do so as a result of, and following the reorganization of the Mid-Cap and OTC Funds with and into the Mid-Cap Master and OTC Master Funds, respectively.

The Trust currently offers Investor Class Shares, Advisor Class Shares, C Class Shares, and H Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, a contingent deferred sales load is imposed on the redemption of C Class Shares. Sales charges and minimum investment requirements are described in the prospectus. For more information on shareholder servicing and distribution expenses, see "Distributor." Additional Funds and/or classes may be created from time to time.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUND

REAL ESTATE FUND
The Fund primarily invests in equity securities of publicly traded companies principally engaged in the real estate industry. Companies principally engaged in the real estate industry include real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), and real estate owners, real estate managers, real estate brokers, and real estate dealers, and may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. It is expected that the majority of the Fund's total assets will be invested in securities issued by REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as Equity REITs or Mortgage REITs. Equity REITs invest the majority of their assets directly in ownership of real property and derive their income primarily from rental income. Equity REITs are further categorized according to the types of real estate properties they own, E.G., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the credit they have extended. The Fund will invest primarily in Equity REITs. Shareholders in the Fund should realize that by investing in REITs indirectly through the Fund, they will bear not only their proportionate share of the expenses of the Fund but also, indirectly, the management expenses of underlying REITs. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national scale.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
Each Fund's investment objective and principal investment strategies are described in the Prospectuses. The investment objective of the Nova Feeder and OTC Feeder Funds, including the benchmark of the Nova Feeder Fund, is a fundamental policy that cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

FOREIGN ISSUERS
The Real Estate Fund may purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES
While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the

Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. The Mid-Cap Feeder and Nova Feeder Funds pursue their respective investment goals through a master-feeder arrangement.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33% of the value of the Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Funds may buy call options and write (sell) put options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

OPTIONS ON SECURITY INDICES. The Funds may purchase call options and write put options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

REAL ESTATE INVESTMENT TRUSTS
The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage

REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES
The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

SWAP AGREEMENTS
The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER
The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information about Fund Investments and Risk" in the Trust's prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one year.

REPURCHASE AGREEMENTS
As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

SHORT SALES
The Funds may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none currently expect to do so, the Funds may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES
The Funds may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and certain policies set forth as such in the Prospectuses) are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE NOVA FEEDER FUND, NOVA MASTER FUND, OTC FEEDER FUND, AND OTC MASTER FUND

The Nova Feeder, Nova Master, OTC Feeder, and OTC Master Funds shall not:

         1. Lend any security or make any other loan if, as a result, more than 33% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations, or
                  (ii) by engaging in repurchase agreements with respect to portfolio securities, or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

         2.       Underwrite securities of any other issuer.

         3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

         4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

         5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

         6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

         7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

         8. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

                  8.1 THE NOVA FEEDER FUND AND NOVA MASTER FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

         9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

FUNDAMENTAL POLICIES OF THE MID-CAP, MID-CAP FEEDER, MID-CAP MASTER AND REAL ESTATE FUNDS

The Mid-Cap, Mid-Cap Feeder, Mid-Cap Master, and Real Estate Funds shall not:

         10. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

         11. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

         12. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

         13. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

         14. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

         15. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

         16. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark or sector selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees and, with respect to the policy to invest at least 80% of a Fund's assets in securities of companies in a specific sector, subject to 60 days prior notice to shareholders.

Each Fund may not:

         1.       Invest in warrants.

         2. Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

         3.       Invest in mineral leases.

The Mid-Cap, Mid-Cap Feeder, Mid-Cap Master, and Real Estate Funds may not:

         4. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

         5.       Invest in companies for the purpose of exercising control.

         6. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
                  (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

         7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

         8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Real Estate Fund will:

         9. Invest, under normal circumstances, at least 80% of the value of its assets in securities of companies in its respective sector.

The foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided.

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit a Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Unless otherwise indicated below, the address of each of the Trustees and officers is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

*/ALBERT P. VIRAGH, JR. (59)

         Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment adviser, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Fund Services, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment adviser, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993.

--------
*/ This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

COREY A. COLEHOUR (55)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present.

J. KENNETH DALTON (60)

         Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O.  DEMARET (61)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T.  MCCARVILLE (58)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (56)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present.

OFFICERS

ROBERT M. STEELE (42)

         Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Executive Vice President of Rydex Global Advisors; Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994.

CARL G. VERBONCOEUR (48)

         Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of the Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Executive Vice President of Rydex Fund Services, Inc.; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

MICHAEL P. BYRUM (30)

         Vice President and Assistant Secretary of Rydex Series Funds, 1997 to present; Vice President and Assistant Secretary of the Rydex Variable Trust, 1998 to present; Vice President and Assistant

         Secretary of the Rydex Dynamic Funds, 1999 to present; Executive Vice President and Senior Portfolio Manager of Rydex Global Advisors, 1993 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993.

JOANNA M. HAIGNEY (34)

         Assistant Secretary of Rydex Series Funds, 2000 to present; Assistant Secretary of the Rydex Variable Trust, 2000 to present; Assistant Secretary of the Rydex Dynamic Funds, 2000 to present; Assistant Secretary of Rydex Distributors, Inc., 2000 to present; Vice President Compliance of Rydex Fund Services, Inc., 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.


The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2000, is set forth in the table below:


                                                         PENSION OR                             TOTAL COMPENSATION
                                    AGGREGATE        RETIREMENT BENEFITS    ESTIMATED ANNUAL     FROM FUND COMPLEX
   NAME OF PERSON, POSITION     COMPENSATION FROM    ACCRUED AS PART OF       BENEFITS UPON       FOR SERVICE ON
                                      TRUST           TRUST'S EXPENSES         RETIREMENT         THREE BOARDS**
------------------------------------------------------------------------------------------------------------------
Albert P. Viragh, Jr.*,                 $0                   $0                     $0                  $0
CHAIRMAN AND PRESIDENT
------------------------------------------------------------------------------------------------------------------
Corey A. Colehour,                   $29,500                 $0                     $0                $44,000
TRUSTEE
------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton,                   $29,500                 $0                    $0                 $44,000
TRUSTEE
------------------------------------------------------------------------------------------------------------------
Roger Somers,                        $29,500                 $0                    $0                 $44,000
TRUSTEE
------------------------------------------------------------------------------------------------------------------
John O. Demaret,                     $29,500                 $0                    $0                 $44,000
TRUSTEE
------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville,               $29,500                 $0                    $0                 $44,000
TRUSTEE
------------------------------------------------------------------------------------------------------------------

* Denotes an "interested person" of the Trust.

** Each member of the Board of Trustees also serves as a Trustee to Rydex Variable Trust and to Rydex Dynamic Funds.

As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than 1% of the outstanding shares of each Fund.

ADVISOR
PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Global Advisors (the

"Advisor"). Albert P. Viragh, Jr., the Chairman of the Board of Trustees and President of the Advisor, owns a controlling interest in the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of June 30, 2000, assets under management of the Advisor were approximately $8.7 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

                  FUND                                           ADVISORY FEE
                  ----                                           ------------
                  Mid-Cap Fund                                        .90
                  Mid-Cap Feeder Fund                                 N/A
                  Mid-Cap Master Fund                                 .90
                  Nova Feeder Fund                                    N/A
                  Nova Master Fund                                    .75
                  OTC Feeder Fund                                     N/A
                  OTC Master Fund                                     .75
                  Real Estate Fund                                    .85

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds' current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund (except the Mid-Cap, Mid-Cap Feeder, Mid-Cap Master, Nova Master, and OTC Master Funds) has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to .25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to .25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

C CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund (except the Nova Master and Mid-Cap Master Funds) has adopted a Distribution and Shareholder Services Plan for C Class Shares (the "C Class Plan"). Under the C Class Plan, the Distributor, or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to C Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C Class Plan allows for payment of up to .75% of each Fund's assets attributable to C Class Shares as compensation for distribution services and up to .25% of each Fund's assets attributable to C Class Shares as compensation for shareholder services.

H CLASS DISTRIBUTION PLAN - The Mid-Cap and Mid-Cap Feeder Funds have adopted a Distribution and Shareholder Services Plan for their H Class Shares (the "H Class Plan"). Under the H Class Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to H Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Mid-Cap, Mid-Cap Feeder, and Mid-Cap Master Funds may be compared to various unmanaged indices, including, but not limited to, the S&P 400 Index and performance information for the Nova Feeder and Nova Master Funds may be compared to various unmanaged indices, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average.

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                        n
                                  P(1+T)  = ERV

         Where:      P =            a hypothetical initial payment of $1,000;

                     T =            average annual total return;

                     n =            number of years (1, 5 or 10); and

                     ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors. In cases where NASDAQ, the CME or Chicago Board Options Exchange, or any foreign market where the Funds' securities trade is closed or trading is restricted, a Fund may ask the Commission to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

REGULATED INVESTMENT COMPANY STATUS
As a RIC, a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). For purposes of the 90% Test, investments in REITs are stock securities.

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.

If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

SPECIAL TAX CONSIDERATIONS
In general, with respect to the Real Estate Fund, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures, or forward contracts will be valued for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The Real Estate Fund may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by the Fund. The Fund will make such an election only if it deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in the Fund.

OPTIONS TRANSACTIONS BY THE FUNDS
If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each Fund, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of the Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING
Each Fund is required to withhold and remit to the U.S. Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund will vote separately on matters relating solely to that Fund. Whenever a Feeder Fund is requested to vote on any matter relating to its respective Master Fund, the Feeder Fund will vote its shares of the Master Fund in the same proportion as votes received from Feeder Fund shareholders at a meeting called to consider the matter in question. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-296-5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

CODE OF ETHICS
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the Securities and Exchange Commission, and is available to the public.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may visit the Trust's Web site at www.rydexfunds.com or call 1-800-820-0888 or 301-296-5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

______________________________________, are the auditors and the independent certified public accountants of the Trust and each of the Funds.

Firstar, Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds. Under a separate custody agreement between the Trust and the custodian, the custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(a)(3) Amendment to the Declaration of Trust of the Registrant dated February 25, 2000 incorporated herein by reference to Exhibit a4 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(b)          By-Laws of the Registrant incorporated herein by reference to
             Exhibit 2 of Post- Effective Amendment No. 27 to this Registration Statement filed, on October 30, 1996.

(c)          Not applicable.

(d)          Management Contract between Registrant and PADCO Advisors, Inc.
             incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(1) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(2) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit d9 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Advisor Class Shares incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to Shares of the International Funds incorporated herein by reference to Exhibit e1 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(f)          Not applicable.

(g)          Custody Agreement between Registrant and Star Bank, N.A.
             incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(1) Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(2) Amendment to Service Agreement between Registrant and PADCO Service Company, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit h7 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(h)(3) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit h8 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(i)          Not applicable.

(j)          Not Applicable.

(k)          Not applicable.

(l)          Not applicable.

(m) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to
             Exhibit 15c of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(1) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15d of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(2) Plan of Distribution for The Rydex High Yield Fund, as revised June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No.

             24 to this Registration Statement, filed on October 27, 1995.

(m)(3) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on March 1, 1996.

(m)(4) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post- Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(5) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(m)(6) Amendment to Distribution and Shareholder Services Plan for Advisor Class Shares dated February 25, 2000 incorporated herein by reference to Exhibit m10 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(m)(7) Distribution Plan relating to the Shares of the International Funds dated February 25, 2000 incorporated herein by reference to Exhibit m11 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(n) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(n)(1) Amendment to Rule 18f-3 Plan dated August 28, 2000 incorporated herein by reference to Exhibit (o)(1) of Post-Effective Amendment No. 41 to this Registration Statement, filed on October 10, 2000.

(o)          Not Applicable.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post- Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811-08821), filed on April 5, 2000.

(q) Powers of Attorney incorporated herein by reference to Exhibit (p) of Post- Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25.     INDEMNIFICATION

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:


     (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

     (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Each of the directors of the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the Secretary of the Advisors, is an employee of the Advisor at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Albert P. Viragh, Jr. also has served (and continues to serve) as: (i) the Chairman of the Board of Trustees and the President of the Trust since the Trust's organization as a Delaware business trust on March 13, 1993; (ii)
the Chairman of the Board of Directors, the President, and the Treasurer of Rydex Fund Services, Inc. (formerly PADCO Service Company, Inc.) (the "Servicer"), the Trust's registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; (iii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Advisors II, Inc. ("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994; and (iv) the Chairman of the Board of Directors, the President, and the Treasurer of Rydex Distributors, Inc. (formerly PADCO Financial Services, Inc.) (the "Distributor"), the distributor of the shares of the Trust, since the incorporation of the Distributor in the State of Maryland on March 21, 1996. Amanda C. Viragh also has served (and continues to serve) as the Secretary of the Advisor, the Servicer, and PADCO II, and also as the Assistant Treasurer of the Servicer.

ITEM 27.     PRINCIPAL UNDERWRITER

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for Advisor Class Shares, International Funds Shares, and Small- Cap Fund Shares of the Registrant, shares of Rydex Variable Trust, and Shares of Rydex Dynamic Funds.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH                  POSITIONS AND OFFICES
BUSINESS ADDRESS*                   UNDERWRITER                                 WITH REGISTRANT
-----------------                   --------------------------                  ----------------------
Albert P. Viragh, Jr.               Chairman of the Board of Directors,         Chairman of the Board
                                    President and Treasurer                     of Trustees and President

Amanda C. Viragh                    Director                                    None

Carl G. Verboncoeur                 Vice President                              Vice President


ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29.     MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.     UNDERTAKINGS

None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 42 to the Registration Statement (File No. 811-07584) be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 16th day of May, 2001.

                                        Rydex Series Funds

                                        By:/s/Albert P. Viragh, Jr.
                                           ------------------------
                                        Albert P. Viragh, Jr.,
                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in the capacities on the dates indicated.

Signatures                          Title                                               Date
----------                          -----                                               ----
/s/Albert P. Viragh, Jr.            Chairman of the Board of Trustees,                  May 16, 2001
---------------------------         Principal Executive Officer, and
Albert P. Viragh, Jr.               President

            *                       Member of the Board of Trustees                     May 16, 2001
---------------------------

Corey A. Colehour

            *                       Member of the Board of Trustees                     May 16, 2001
---------------------------

J. Kenneth Dalton

            *                       Member of the Board of Trustees                     May 16, 2001
---------------------------

Roger Somers

            *                       Member of the Board of Trustees                     May 16, 2001
---------------------------

John O. Demaret

            *                       Member of the Board of Trustees                     May 16, 2001
---------------------------

Patrick T. McCarville


/s/Carl G. Verboncouer              Vice President and Treasurer                        May 16, 2001
---------------------------
Carl G. Verboncoeur

/s/Albert P. Viragh, Jr.
---------------------------------------
Albert P. Viragh, Jr., Attorney in Fact
*Powers of Attorney previously filed

                                  EXHIBIT INDEX

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(a)(3) Amendment to the Declaration of Trust of the Registrant dated February 25, 2000 incorporated herein by reference to Exhibit a4 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(b)          By-Laws of the Registrant incorporated herein by reference to
             Exhibit 2 of Post- Effective Amendment No. 27 to this Registration Statement filed, on October 30, 1996.

(c)          Not applicable.

(d)          Management Contract between Registrant and PADCO Advisors, Inc.
             incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(1) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(2) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit d9 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Advisor Class Shares incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to Shares of the International Funds incorporated herein by reference to Exhibit e1 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(f)          Not applicable.

(g)          Custody Agreement between Registrant and Star Bank, N.A.
             incorporated herein
             by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(1) Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(2) Amendment to Service Agreement between Registrant and PADCO Service Company, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit h7 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(h)(3) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit h8 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(i)          Not applicable.

(j)          Not Applicable.

(k)          Not applicable.

(l )         Not applicable.

(m) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(1) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15d of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(2) Plan of Distribution for The Rydex High Yield Fund, as revised June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(3) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on March 1, 1996.

(m)(4) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post- Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(5) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(m)(6) Amendment to Distribution and Shareholder Services Plan for Advisor Class Shares dated February 25, 2000 incorporated herein by reference to Exhibit m10 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(m)(7) Distribution Plan relating to the Shares of the International Funds dated February 25, 2000 incorporated herein by reference to Exhibit m11 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(n) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(n)(1) Amendment to Rule 18f-3 Plan dated August 28, 2000 incorporated herein by reference to Exhibit (o)(1) of Post-Effective Amendment No. 41 to this Registration Statement, filed on October 10, 2000.

(o)          Not Applicable.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post- Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811-08821), filed on April 5, 2000.

(q) Powers of Attorney incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.